Notes Payable (Details) - Schedule of notes payable consisted - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Notes Payable Consisted [Abstract]
Convertible secured debentures	$ 36,530,320	$ 36,530,320
Total	36,530,320	36,530,320	27,958,333
Less: debt discount, net	(19,700,337)	(20,608,202)
Less: current portion			(13,250,000)
Total notes payable – long-term	$ 16,829,983	$ 15,922,118	$ 14,708,333